UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     MORGENS WATERFALL VINTIADIS & CO INC
Address:  600 FIFTH AVENUE
          NEW YORK, NY 10020

13 File Number: 2804599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      John C. Waterfall
Title:     President
Phone:     212-218-4107
Signature, Place and Date of Signing:


/s/ John C. Waterfall               New York, New York          11/14/05
------------------------------    ----------------------    ----------------
         [SIGNATURE]                  [CITY, STATE]              [DATE]


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    101333



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
  AMERIGROUP CORP                COM              03073T102     3537   185000 SH       SOLE                 185000        0        0
  AMGEN INC                      COM              031162100     1593    20000 SH       SOLE                  20000        0        0
  AMYLIN PHARMACEUTICALS INC     COM              032346108     1740    50000 SH       SOLE                  50000        0        0
  BIOENVISION INC                COM              09059N100     8030  1000000 SH       SOLE                1000000        0        0
  CAMECO CORP                    COM              13321L108      535    10000 SH       SOLE                  10000        0        0
  CARDINAL HEALTH INC            COM              14149Y108    12212   192500 SH       SOLE                 192500        0        0
  CARDIOME PHARMA CORP           COM NEW          14159U202     8878  1010000 SH       SOLE                1010000        0        0
  CAVALIER HOMES INC             COM              149507105     2970   450000 SH       SOLE                 450000        0        0
  CELGENE CORP                   COM              151020104     2716    50000 SH       SOLE                  50000        0        0
  CKX INC                        COM              12562M106     3771   300000 SH       SOLE                 300000        0        0
  CLEAN HARBORS INC              COM              184496107     1698    50000 SH       SOLE                  50000        0        0
  CLEAR CHANNEL COMMUNICATIONS   COM              184502102     8321   253000 SH       SOLE                 253000        0        0
  CYPRESS SEMICONDUCTOR CORP     COM              232806109     3010   200000 SH       SOLE                 200000        0        0
  DUSA PHARMACEUTICALS INC       COM              266898105     1060   100000 SH       SOLE                 100000        0        0
  ELECTRONIC ARTS INC            COM              285512109     1422    25000 SH       SOLE                  25000        0        0
  EVERGREEN SOLAR INC            COM              30033R108     1866   200000 SH       SOLE                 200000        0        0
  FUEL-TECH N.V                  COM              359523107     9119   985800 SH       SOLE                 985800        0        0
  FUELCELL ENERGY INC            COM              35952H106      274    25000 SH       SOLE                  25000        0        0
  ITC HLDGS CORP                 COM              465685105     5854   202000 SH       SOLE                 202000        0        0
  KFX INC                        COM              48245L107     7734   452000 SH       SOLE                 452000        0        0
  LECROY CORP                    COM              52324W109     3010   202700 SH       SOLE                 202700        0        0
  ORASURE TECHNOLOGIES INC       COM              68554V108     1890   200000 SH       SOLE                 200000        0        0
  RESEARCH IN MOTION LTD         COM              760975902     3415    50000 SH CALL  SOLE                  50000        0        0
  TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     4244   127000 SH       SOLE                 127000        0        0
  TIDEWATER INC                  COM              886423102     2434    50000 SH       SOLE                  50000        0        0


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